Income Tax Provision - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment agreement	Dec. 31, 2018 USD ($)	Jun. 08, 2020 USD ($)
Income Tax Contingency [Line Items]
Number of subsidiaries, corporations | segment					2
Income tax benefit	$ (1.4)	$ 1.0	$ (9.8)	$ 5.7
Effective income tax rate			(15.50%)
Tax benefits realized which must be paid (as a percent)			85.00%
Expected benefit from remaining cash savings (as a percent)			15.00%
Projected obligations under Tax Receivable Agreements	$ 182.6		$ 182.6
Outside basis in corporate stock of wholly owned subsidiary
Income Tax Contingency [Line Items]
Valuation allowance							$ 207.4
IPO, Valuation Allowance For Deferred Tax Asset Related To Outside Basis In Partnership Subsidiaries
Income Tax Contingency [Line Items]
Valuation allowance							224.4
Second Offering, Valuation Allowance For Deferred Tax Asset Related To Outside Basis In Partnership Subsidiaries
Income Tax Contingency [Line Items]
Valuation allowance							$ 92.9
DiscoverOrg Holdings
Income Tax Contingency [Line Items]
Number of subsidiaries, corporations | agreement					2
Income tax benefit					$ 6.5	$ 2.9
Effective income tax rate					7.70%	9.10%
Valuation allowance					$ 2.2	$ 0.0
DiscoverOrg Holdings | Foreign Tax Authority
Income Tax Contingency [Line Items]
NOL carryforward					13.5
DiscoverOrg Holdings | Foreign Tax Authority | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Federal and state research and development credit carryforwards					0.4
DiscoverOrg Holdings | State and Local Jurisdiction
Income Tax Contingency [Line Items]
NOL carryforward					34.6
DiscoverOrg Holdings | State and Local Jurisdiction | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Federal and state research and development credit carryforwards					$ 1.1